Risk information	12 Months Ended
Dec. 31, 2024
Risk information
Risk information

Note 26. Risk information

For further information on SEK’s risk management, see Note 29.

Consolidation of SEK pursuant to the supervisory regulations differs from consolidation in the consolidated financial statements, where no consolidation pursuant to the supervisory regulation was conducted, since the wholly owned subsidiary, SEKETT AB, which is the only company in the Group aside from the Parent Company, is not a financial company. Since no subsidiary is an institute pursuant to the CRR definition, subsidiaries are not subject to the supervisory regulations on an individual basis. The table of credit quality per category in the Statement of Financial Position and the table illustrating the link between the Statement of Financial Position categories and exposures under the CRR, contain carrying amounts. Other tables show amounts in accordance with the capital requirements calculations before the application of conversion factors.

Credit risk

For a description of risk class, risk management, risk profile and risk appetite, please refer to the detailed risk statement in Note 29.

Risk management

The Risk policy and the Credit Policy

The Risk Policy and the Credit Policy issued by the Board, and the Credit Instruction issued by the Board’s Credit Committee, are the foundations upon which SEK’s credit risk management is based. These policy documents constitute the framework for the level of credit risk that SEK can accept and describe the decision-making structure and credit decision mandate as well as the credit norm. The underlying methodological working papers clarify the credit process, fundamental principles for credit limits and the management of problem loans.

The credit norm is a core concept for SEK’s credit granting and clarifies expectations in terms of credit quality. For a business transaction to be considered to fall within the credit norm, it is necessary for the proposition to satisfy the requirements in the following areas: norm for the risk level and norm for the lending terms.

All credit decisions are to be made in line with the decision-making mandate structure established by the Board for delegated decision-making. SEK’s credit-decision structure and established mandates are built on a decision-making structure based on the duality principle, thus ensuring thorough analysis and assessment of all credit propositions.

Risk reduction

Credit risk is reduced through the use of various credit risk hedges, in the form of guarantees, netting agreements, credit insurance and other forms of collateral.

The guarantors, particularly with regard to lending to exporters’ customers, are predominantly government export credit agencies in the OECD, of which the EKN is the largest. Since credit risk is allocated to a guarantor, SEK’s guaranteed credit risk exposure in reports of its net credit risk exposure largely consists of exposure to government counterparties. Guarantees are also received from financial institutions and, to a lesser extent, non-financial corporations and insurance companies.

The counterparty risk associated with derivative contracts is always documented using ISDA Master Agreements, which also entail a netting agreement, with the support of collateral agreements in the form of a CSA. Approved collateral under the CSAs entered into by SEK always take the form of liquid assets.

SEK also uses various types of collateral to reduce credit risks pertaining to certain types of credit granting. While collateral is significant for individual transactions, it has a limited impact on the total lending portfolio.

Limit setting

SEK utilizes limits to restrict credit risks to a specified level. Limits express the highest permissible exposure to a counterparty for specific tenors and for various types of exposures, such as corporate lending, guarantees, counterparty risk in derivative contracts or liquidity investments. Exposures must be encompassed within the limits that have been decided for the particular counterparties. The overall limits are set by the Board. All limits are reviewed at least once annually.

Testing provisions

SEK applies IFRS 9 for the impairment of financial instruments. Impairment is based on the model for expected credit losses (ECL). The assets being impairment tested are divided into three stages: Stage 1, Stage 2 and Stage 3. Initially, all exposures are in Stage 1. Exposures where there is a significant increase in credit risk are placed in Stage 2 and Stage 3 encompasses exposures in default. Stage 3 impairments are calculated through individual testing based on an expert assessment. Individual testing provisions are made when objective conditions exist that indicate a possible need for the financial asset to be impaired according to Stage 3. The Credit Committee prepares provision proposals from the account managers and credit analysts, which are thereafter determined by the Board’s Credit Committee. The Board adopts the accounts and thereby the provisions. Refer to Note 1(f) for more information on the calculation of expected credit losses under IFRS 9.

Risk measurement

With the exception of a few counterparties, SEK uses, and has permission to use, the Foundation IRB approach for measuring the credit risk inherent in exposures to a majority of SEK’s counterparties. This means that for these exposures SEK uses its own estimates of the probability of default (PD) risk parameter which, per counterparty, reflects the assigned internal rating. Other risk parameters, including loss given default (LGD) and credit conversion factors (CCF), are determined by the Capital Requirements Regulation (CRR).

In the credit assessment process, all of SEK’s counterparties must be risk classified and assigned an internal risk class. In case of internal risk classification, SEK performs its own analysis of the counterparty. The potential impact of ESG factors is taking into account the counterparty’s repayment ability. In the risk classification process for companies, risk drivers and transmission channels are assessed for the specific counterparty and from a sector perspective. The analysis is based on public information found in, for example, annual and sustainability reports as well as on information obtained through dialogue with the counterparty. The analysis assesses, among other things, how the counterparty manages and mitigates ESG - related risks such as policy changes, technological advances and/or shifts in consumer preferences. The risks can affect the counterparty’s creditworthiness, for example through reduced sales, lower profitability, stranded assets and/or large investment costs and can lower the counterparty’s internal risk rating.

SEK’s permission from the Swedish FSA to use the Foundation IRB approach encompasses exposures to central governments, regional governments, municipalities, companies, insurance companies, financial systems and financial institutions. The Swedish FSA has granted SEK permission to apply exceptions from the IRB approach for certain exposures. For these exposures, SEK uses the Standardized approach and external ratings when calculating risk exposure amounts (when no external rating is available, the exposure is assigned a risk weight of 100 percent).

The exempted exposures, for which the Standardized approach are used, are as follows (the permissions are valid as long as these exposures are of minor importance in terms of scope and risk profile):

exposures to small and medium-sized companies (with an annual turnover not exceeding EUR 50 million);

exposures in the Customer Finance business area; and

guarantees for the benefit of small and medium-sized enterprises.

In the assessment of capital adequacy, those counterparties using external ratings are assigned an internal rating under IFRS 9.

Counterparty risk in derivatives contracts

Counterparty risk in derivative contracts — which is a type of credit risk — arises when derivatives are used to manage risks. To limit this risk, SEK enters into such transactions solely with counterparties with strong credit ratings. Risk is further reduced by SEK’s entering into ISDA Master Agreements (ISDAs), together with associated CSAs, with its counterparties before entering into derivative contracts. These bilateral CSAs define the maximum permissible risk levels in form of threshold amounts. ISDA and CSA agreements are reviewed continuously to be able to renegotiate the terms as necessary. For counterparty exposures that exceed the threshold amounts and the minimum transfer amount under the relevant CSAs due to market value changes, settlement is demanded so that the counterparty exposure is reduced to the pre-agreed level. There are no thresholds in SEK’s CSAs for variation margin. Additionally, SEK is monitoring the initial margin requirements for non-centrally cleared transactions according to the European Markets Infrastructure Regulation (EMIR). Furthermore, interest derivative contracts are cleared with a central counterpart according to EMIR. SEK measures the exposures from counterparty risk by using the standardized approach (SA-CCR) described in the CRR.

Risk control

SEK’s exposures are analyzed, reported and followed up regularly in respect of credit portfolio risk concentration and the credit quality of individual debtors. The analysis encompasses, among other things, (i) the size of individual commitments, (ii) domicile and (iii) sector. The analysis refers to both direct exposure and indirect exposure. For the purpose of monitoring and checking large exposures, SEK has defined internal limits, which impose further limitations on the size of such exposures in addition to those stated in the CRR.

Exposures assessed as problem loans, meaning those for which SEK assesses that there is a high probability that the undertaking according to the original agreement will not be fulfilled, are analyzed in greater detail and more frequently. The intention is to identify, at an early stage, credits with an elevated risk. This is to adapt the exposure, reduce credit losses and ensure that the risk rating reflects the actual risk associated with the particular counterparty.

The credit portfolio is subject to regular stress tests. The results of the scenario analyses and stress tests are reported to the Board and the Finance and Risk Committee on a regular basis. Reporting of credit risk in different segments comprises a central feature of the reporting of credit risk to the Board, the Board’s Finance and Risk Committee, management and the Credit Committee. The senior management and the Board’s Finance and Risk Committee approves all material changes regarding SEK’s IRB system. SEK’s IRB system is validated by the independent risk function at least once annually.

Risk information

For a supplementary and expanded account of the credit risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2024”, available on the Company’s website (and does not form part of this annual report).

The following table shows the maximum credit exposure. Nominal amounts are shown, apart from cash and cash equivalents, derivatives and shares, which are recognized at the carrying amount. Maximum credit risk exposure for loans to credit institutions and loans to the public includes committed but undisbursed loans at year end, which are recognized in nominal amounts.

	December 31, 2024
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	5,219
Treasuries/government bonds	4,150	—
Other interest-bearing securities except loans	52,973	—
Loans in the form of interest-bearing securities	—	49,039
Loans to credit institutions	—	26,756
Loans to the public	—	276,225
Derivatives	10,643	—
Shares	20	—
Total financial assets	67,786	357,239

	December 31, 2023
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	3,482
Treasuries/government bonds	11,525	—
Other interest-bearing securities except loans	41,657	—
Loans in the form of interest-bearing securities	—	51,922
Loans to credit institutions	—	12,560
Loans to the public	—	283,931
Derivatives	6,432	—
Shares	—	—
Total financial assets	59,614	351,895

The table below shows the credit quality following risk mitigation (net) per row in the Statement of Financial Position. The figures pertain to carrying amounts. SEK uses guarantees and insurance policies as credit risk hedges. The credit quality of financial assets is assessed using internal and external ratings.

	December 31, 2024
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	4,217	—	2	—	5,219
Treasuries/government bonds	1,650	2,500	—	—	—	4,150
Other interest-bearing securities except loans	31,758	20,527	558	—	—	52,843
Loans in the form of interest-bearing securities	600	18,329	28,997	800	—	48,726
Loans to credit institutions	4,730	7,566	1,219	14	—	13,529
Loans to the public	120,840	21,292	44,737	36,586	899	224,354
Derivatives	—	10,625	18	—	—	10,643
Shares	—	—	—	—	20	20
Total financial assets	160,578	85,056	75,529	37,402	919	359,484
Committed undisbursed loans	49,762	675	3,236	3,214	—	56,887

	December 31, 2023
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	2,476	5	1	—	3,482
Treasuries/government bonds	—	11,525	—	—	—	11,525
Other interest-bearing securities except loans	20,572	20,989	—	0	—	41,561
Loans in the form of interest-bearing securities	2,927	17,761	28,782	1,154	603	51,227
Loans to credit institutions	2,918	13,879	1,607	605	—	19,009
Loans to the public	121,022	29,134	39,548	33,798	663	224,165
Derivatives	—	6,354	41	37	—	6,432
Shares	—	—	—	—	—	—
Total financial assets	148,439	102,118	69,983	35,595	1,266	357,401
Committed undisbursed loans	47,522	410	2,421	4,467	155	54,975

The table below illustrates the link between the Statement of Financial Position categories and net exposures according to CRR.

	December 31, 2024
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	5.2	-0.0	1.0	—	—	—	4.2	0.0
Treasuries/government bonds	4.2	0.1	4.1	—	—	—	—	—
Other interest-bearing securities except loans	52.8	-0.1	13.2	16.6	6.3	1.0	15.2	0.6
Loans in the form of interest-bearing securities	48.7	-0.3	0.6	—	—	—	—	48.4
Loans to credit institutions including cash and cash equivalents[1]	13.5	3.1	4.8	0.5	—	—	4.2	0.9
Loans to the public	224.4	-1.9	124.4	1.0	0.7	—	4.4	95.8
Derivatives	10.6	4.7	—	—	—	—	5.9	0.0
Shares	0.0	0.0	—	—	—	—	—	0.0
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	359.7	5.7	148.3	18.1	7.0	1.0	33.9	145.7
Contingent liabilities and commitments[2]	66.3	-0.2	49.3	0.6	—	—	0.2	16.4
Total	426.0	5.5	197.6	18.7	7.0	1.0	34.1	162.1

	December 31, 2023
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	3.5	-0.8	1.8	—	—	—	2.5	0.0
Treasuries/government bonds	11.5	0.0	11.5	—	—	—	—	—
Other interest-bearing securities except loans	41.6	-0.1	14.1	10.1	4.0	—	13.5	—
Loans in the form of interest-bearing securities	51.2	-0.8	3.1	—	—	—	—	48.9
Loans to credit institutions including cash and cash equivalents[1]	19.0	11.0	2.5	1.0	—	—	3.2	1.3
Loans to the public	224.2	-1.7	125.9	0.8	1.0	—	6.6	91.6
Derivatives	6.4	-0.7	—	—	—	—	7.1	0.0
Shares	—	—	—	—	—	—	—	—
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	357.7	7.0	159.1	11.9	5.0	—	32.9	141.8
Contingent liabilities and commitments[2]	62.4	-0.1	46.8	0.7	0.0	—	0.4	14.6
Total	420.1	6.9	205.9	12.6	5.0	—	33.3	156.4
1	Skr 3.2 billion (2023: Skr 11.1 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

Total credit exposures in the Group

Net exposures are recognized after taking the impact of credit risk hedges into account. Gross exposures are recognized without taking the impact of credit risk hedges into account. According to the internal risk follow-up, the amounts coincide with the capital requirements calculations, although without the application of conversion factors. In tables showing the geographical breakdown of exposures, North America is shown excluding Central America.

Total net exposures

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2024		Dec 31, 2023		Dec 31, 2024		Dec 31, 2023		Dec 31, 2024		Dec 31, 2023
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	148.3	42.6	159.1	46.3	49.3	68.2	46.8	67.2	197.6	47.0	205.9	49.8
Regional governments	18.2	5.3	11.9	3.5	0.5	0.7	0.7	1.0	18.7	4.5	12.6	3.0
Multilateral development banks	7.0	2.0	5.0	1.4	—	—	0.0	0.0	7.0	1.7	5.0	1.2
Public sector entity	1.0	0.3	—	—	—	—	—	—	1.0	0.2	—	—
Financial institutions	28.0	8.0	25.8	7.5	6.1	8.4	7.5	10.8	34.1	8.1	33.3	8.1
Corporates	145.7	41.8	141.8	41.3	16.4	22.7	14.6	21.0	162.1	38.5	156.4	37.9
Equity exposures	0.0	0.0	—	—	—	—	—	—	0.0	0.0	—	—
Total	348.2	100.0	343.6	100.0	72.3	100.0	69.6	100.0	420.5	100.0	413.2	100.0

Geographical breakdown of credit exposures

Geographical breakdown of gross exposures by exposure class

	December 31, 2024
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	26.2	1.7	—	—	44.3	13.9	4.7	—	90.8
Regional governments	0.9	—	—	—	—	15.3	1.5	0.1	17.8
Multilateral development banks	—	0.6	—	0.6	—	—	5.1	—	6.3
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	—	—	0.8	1.7	—	17.7	9.8	21.1	51.1
Corporates	16.3	2.5	—	56.2	10.7	131.0	33.0	3.8	253.5
Equity exposures	—	—	—	—	—	0.0	—	—	0.0
Total	43.4	4.8	0.8	58.5	55.0	177.9	55.1	25.0	420.5

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	26.4	2.3	0.5	—	42.5	10.0	17.1	—	98.8
Regional governments	1.1	—	—	—	—	8.9	1.3	0.1	11.4
Multilateral development banks	—	—	—	1.0	—	—	3.1	—	4.1
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	—	—	0.0	1.4	—	17.7	8.5	6.7	34.3
Corporates	16.1	2.7	—	64.4	12.3	128.9	36.7	3.5	264.6
Equity exposures	—	—	—	—	—	—	—	—	—
Total	43.6	5.0	0.5	66.8	54.8	165.5	66.7	10.3	413.2

Geographical breakdown of net exposures by exposure class

	December 31, 2024
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.1	—	0.4	—	187.4	7.7	2.0	197.6
Regional governments	—	—	—	—	—	17.1	1.5	0.1	18.7
Multilateral development banks	—	0.7	—	0.5	—	—	5.8	—	7.0
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	0.0	—	0.9	2.2	—	18.8	12.2	—	34.1
Corporates	0.1	1.1	3.0	8.4	3.3	110.2	35.1	0.9	162.1
Equity exposures	—	—	—	—	—	0.0	—	—	0.0
Total	0.1	1.9	3.9	11.5	3.3	333.5	63.3	3.0	420.5

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.2	0.5	0.5	—	180.9	21.7	2.1	205.9
Regional governments	—	—	—	—	—	11.2	1.3	0.1	12.6
Multilateral development banks	—	—	—	1.0	—	—	4.0	—	5.0
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.1	—	0.1	1.8	—	18.3	13.0	—	33.3
Corporates	0.6	0.8	2.4	6.7	3.7	98.2	43.3	0.9	156.4
Equity exposures	—	—	—	—	—	—	—	—	—
Total	0.7	1.0	3.0	10.0	3.7	308.4	83.3	3.1	413.2

Impact of credit risk hedges by exposure class and hedge type

The table below shows, on the basis of gross exposure class, a breakdown based on whether or not the amounts are covered by credit risk hedges that are included in the capital adequacy calculations. Credit insurance issued by insurance companies is thus counted as a guarantee. Hedged amounts have been divided in accordance with the hedge issuer’s exposure class and type of hedge. Accordingly, the tables show the hedge types that convert gross exposures to net exposures.

Impact of credit risk hedges

Gross exposures by exposure class

	December 31, 2024
									whereof subject
			Multilateral						to the write-down
	Central	Regional	development	Public	Financial		Equity		requirement in
Skr bn	government	governments	banks	sector entity	institutions	Corporates	exposures	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	71.7	0.9	—	—	21.0	85.3	—	178.9	178.9
of which, guarantees issued by the EKN	71.6	0.9	—	—	21.0	72.5	—	166.0	166.0
of which, guarantees issued by other export credit agencies	0.1	—	—	—	—	3.3	—	3.4	3.4
of which, other guarantees	—	—	—	—	—	9.5	—	9.5	9.5
Regional governments	—	—	—	—	0.5	1.3	—	1.8	1.8
Multilateral development banks	—	—	—	—	—	0.7	—	0.7	0.7
Financial institutions	0.1	—	—	—	—	4.4	—	4.5	4.5
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	4.4	—	4.5	4.5
Corporates	0.4	—	—	—	—	14.8	—	15.2	15.2
of which, credit insurance from insurance companies	0.4	—	—	—	—	10.6	—	11.0	11.0
of which, other guarantees	—	—	—	—	—	4.2	—	4.2	4.2
Total hedged exposures	72.2	0.9	—	—	21.5	106.5	—	201.1	201.1
Unhedged exposures[2]	18.6	16.9	6.3	1.0	29.6	147.0	0.0	219.4	162.5
Total	90.8	17.8	6.3	1.0	51.1	253.5	0.0	420.5	363.6

	December 31, 2023
									whereof subject
			Multilateral						to the write-down
	Central	Regional	development	Public	Financial		Equity		requirement in
Skr bn	government	governments	banks	sector entity	institutions	Corporates	exposures	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.6	1.1	—	—	6.7	99.7	—	178.1	178.1
of which, guarantees issued by the EKN	70.3	1.1	—	—	6.7	84.6	—	162.7	162.7
of which, guarantees issued by other export credit agencies	0.3	—	—	—	—	5.0	—	5.3	5.3
of which, other guarantees	—	—	—	—	—	10.1	—	10.1	10.1
Regional governments	—	—	—	—	1.0	1.3	—	2.3	2.3
Multilateral development banks	—	—	—	—	—	1.0	—	1.0	1.0
Financial institutions	0.1	—	—	—	—	6.7	—	6.8	6.8
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	6.7	—	6.8	6.8
Corporates	0.5	—	—	—	—	21.1	—	21.6	21.6
of which, credit insurance from insurance companies	0.5	—	—	—	—	18.1	—	18.6	18.6
of which, other guarantees	—	—	—	—	—	3.0	—	3.0	3.0
Total hedged exposures	71.2	1.1	—	—	7.7	129.8	—	209.8	209.8
Unhedged exposures[2]	27.6	10.3	4.1	—	26.6	134.8	—	203.4	144.1
Total	98.8	11.4	4.1	—	34.3	264.6	—	413.2	353.9
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 36.1 billion (2023: Skr 29.2 billion) for corporates, Skr 0.0 billion (2023: Skr 0.0 billion) for financial institutions and Skr 0.0 billion (2023: Skr 0.0 billion) for central governments.

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2024
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Poland	—	—	—	—	21.0	2.1	23.1
Finland	1.1	1.5	—	—	0.1	9.2	11.9
United Kingdom	—	—	—	—	0.1	8.4	8.5
Denmark	—	—	—	1.0	2.0	4.2	7.2
France	0.5	—	—	—	3.4	2.7	6.6
Luxembourg	—	—	5.1	—	—	0.6	5.7
Germany	2.2	—	—	—	1.0	0.4	3.6
Norway	—	—	—	—	0.2	2.9	3.1
Spain	—	—	—	—	1.2	1.1	2.3
Austria	0.9	—	—	—	0.8	—	1.7
Netherlands	—	—	—	—	0.9	0.7	1.6
Italy	—	—	—	—	—	1.1	1.1
Serbia	—	—	—	—	—	0.9	0.9
Portugal	—	—	—	—	—	0.8	0.8
Belgium	—	—	—	—	—	0.6	0.6
Ireland	—	—	—	—	0.2	0.2	0.4
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Total	4.7	1.5	5.1	1.0	30.9	36.8	80.0

	December 31, 2023
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	4.2	1.3	—	—	0.2	9.1	14.8
France	6.4	—	—	—	2.5	2.6	11.5
Poland	—	—	—	—	6.7	2.2	8.9
United Kingdom	—	—	—	—	0.1	7.8	7.9
Norway	—	—	—	—	0.1	6.8	6.9
Denmark	—	—	—	—	2.5	4.0	6.5
Germany	3.5	—	—	—	1.3	0.3	5.1
Spain	—	—	—	—	1.4	2.0	3.4
Austria	3.1	—	—	—	—	0.2	3.3
Luxembourg	—	—	3.1	—	—	—	3.1
Italy	—	—	—	—	—	1.5	1.5
Portugal	—	—	—	—	—	1.3	1.3
Serbia	—	—	—	—	—	0.7	0.7
Netherlands	—	—	—	—	0.1	0.5	0.6
Ireland	—	—	—	—	0.2	0.3	0.5
Belgium	—	—	—	—	—	0.4	0.4
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.0	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.0	0.0
Total	17.2	1.4	3.1	—	15.1	40.2	77.0

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2024
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	Entity	institution	Corporates	Total
Luxembourg	—	—	5.8	—	—	4.9	10.7
United Kingdom	—	—	—	—	2.6	6.2	8.8
Finland	1.1	1.5	—	—	0.2	5.4	8.2
France	1.9	—	—	—	1.0	4.1	7.0
Denmark	0.5	—	—	1.0	2.0	3.4	6.9
Germany	2.6	—	—	—	1.8	2.1	6.5
Norway	0.5	—	—	—	0.3	2.8	3.6
Belgium	—	—	—	—	0.6	2.4	3.0
Spain	—	—	—	—	1.8	0.4	2.2
Poland	2.1	—	—	—	—	0.0	2.1
Austria	0.9	—	—	—	0.8	—	1.7
Ireland	—	—	—	—	0.0	1.4	1.4
Netherlands	0.1	—	—	—	1.0	0.3	1.4
Portugal	—	—	—	—	—	0.8	0.8
Switzerland	—	—	—	—	0.2	0.5	0.7
Serbia	—	—	—	—	—	0.3	0.3
Italy	—	—	—	—	—	0.2	0.2
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Total	9.7	1.5	5.8	1.0	12.3	36.0	66.3

	December 31, 2023
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	8.6	—	—	—	1.9	5.6	16.1
Luxembourg	—	—	4.0	—	—	8.2	12.2
Finland	4.6	1.3	—	—	0.4	5.1	11.4
Germany	3.9	—	—	—	2.4	3.1	9.4
United Kingdom	—	—	—	—	2.5	4.6	7.1
Denmark	0.8	—	—	—	2.5	3.6	6.9
Norway	0.5	—	—	—	0.1	5.1	5.7
Belgium	—	—	—	—	0.7	3.0	3.7
Austria	3.1	—	—	—	—	0.2	3.3
Spain	—	—	—	—	2.1	0.5	2.6
Ireland	—	—	—	—	0.3	1.9	2.2
Poland	2.1	—	—	—	—	0.1	2.2
Portugal	—	—	—	—	—	1.3	1.3
Netherlands	0.2	—	—	—	0.1	0.3	0.6
Switzerland	—	—	—	—	0.0	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Italy	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.0	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	23.8	1.4	4.0	—	13.0	44.3	86.5

Corporate exposures, broken down by industry[1]

	December 31, 2024		December 31, 2023
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	71.2	17.0	80.8	16.3
Industrials	70.9	64.0	70.1	56.1
Materials	29.6	17.8	31.1	17.7
Consumer goods	29.0	25.8	32.7	26.7
Utilities	27.6	13.5	27.8	11.1
Finance	13.9	17.0	13.7	24.3
Energy	4.8	1.4	3.7	0.7
Healthcare	4.7	4.1	3.5	2.7
Real Estate	1.4	1.1	0.9	0.5
Other	0.4	0.4	0.3	0.3
Total	253.5	162.1	264.6	156.4
1	In accordance with the reporting standard (GICS).

Market risk

For a description of the risk category, risk strategy, risk profile and risk appetite, see the detailed risk statement in Note 29.

Risk management

SEK’s Board establishes SEK’s appetite and strategy for market risk, which clearly define and limit the permissible exposure to market risk. In addition, instructions established by the CEO regulate SEK’s management of market risks. The Chief Risk Officer decides on the method for measuring market risks and proposes changes in limit structures in connection with reviews of risk appetite and limits. Market risk is managed operationally by the Treasury function.

SEK conducts no active trading, and the intention is to hold all assets and liabilities to maturity. The Company borrows funds by issuing bonds or other debt instruments which, regardless of the market risk exposures in the bonds, are hedged by being swapped via derivatives to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at floating interest rates, or alternatively through derivatives at a floating rate, or to ensure that SEK has adequate liquidity in the form of liquidity investments and liquidity reserves. The duration of available funding matches the duration of lending and the maturity profile of liquidity investments are adapted to ensure that funds are available for committed undisbursed loans.

Unrealized changes in fair value affect the value of SEK’s assets and liabilities and impact both earnings and SEK’s own funds. SEK’s largest net exposures are to changes in interest rates, basis spreads and credit spreads. Those risks are managed by having established limits and daily limit monitoring. Interest rate and currency risk excluding unrealized changes in fair value are kept low by matching assets and liabilities or through the use of derivatives. In addition, accrued gains and losses in foreign currency are regularly converted to Swedish kronor.

Market risk exposures are measured and reported daily to the CEO and quarterly to the Board’s Finance and Risk Committee. Violations of risk appetite limits are reported without delay to the Chairman of the Board and the Board’s Finance and Risk Committee.

ESG-related factors can give rise to movements in the financial markets, which can affect SEK’s market risk. The assessment is that ESG-related factors currently do not have a significant impact on SEK’s market risk.

Risk measurement

The following describes how SEK measures market risk internally. The State compensates SEK for all interest rate differentials, borrowing costs and net foreign-exchange losses within the CIRR-system (see Note 1). The CIRR-system is therefore reported separately.

Risk to net interest income

The risk to net interest income (NII) pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and repricing periods, as well as cases where funding and lending are not matched in terms of currency and where those imbalances are managed by the use of derivatives. The primary way of measuring the risk to NII is by shifting all interest rates 100 basis points and all cross-currency basis spreads 20 basis points over the next 12-month period. At the end of 2024, the risk to NII from changes in interest rates and cross-currency basis spreads amounted to Skr 236 million (year-end 2023: Skr 173 million).

Value-at-Risk and stressed Value-at-Risk

SEK uses stressed Value-at-Risk (sVaR) as the primary market risk metric regarding unrealized value changes. Value-at-Risk (VaR) is a statistical technique used to measure and quantify the level of financial risk over a specific time frame at a predefined confidence level. SEK uses a historical simulation VaR model that applies daily historic market movements from the past two years to current positions and estimates the expected loss for a time horizon of one day. Market parameters used as risk factors are interest rates, basis spreads, credit spreads, FX rates, equities, commodity and equity indices as well as volatilities of swaptions, caps/floors, FX, equities and commodity and equity indices. VaR is calculated for SEK’s portfolio and separately for the liquidity portfolio for positions on the balance sheet that impact own funds.

Stressed VaR (sVaR) is calculated using the same risk factors and overall methodology as VaR, but where a one-year stressed period is applied instead. Stressed VaR is measured at a 99 percent confidence level. At the end of 2024, sVaR for positions affecting own funds amounted to Skr 58 million (year-end 2023: Skr 51 million), the main risk drivers being basis spreads and interest rates.

Complementary stress tests

SEK regularly conducts stress tests by applying historically observed market movements (historical scenarios) and movements that potentially could occur in the future (hypothetical or forward-looking scenarios). The hypothetical scenarios include interest rate shocks and reversed stress tests. Analyses of this type provide management with insight into the potential impact on SEK from significant movements in market risk factors or broader market scenarios.

Risk-specific measures

The risk to NII, VaR, sVaR and stress tests are complemented with risk-specific measures, including interest rate risk measures, spread-risk measures, and currency-risk measures. These are further described in the following table.

Market risk, type	Definition	Source
Interest rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenors which are not swapped to three month tenors.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest rate volatility risk is mainly attributable to embedded interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Risk control

Market risks are measured, analyzed and reported to senior management on a daily basis. Any limit breaches are reported promptly and managed according to documented instructions. Market risk developments are reported to senior management on a monthly basis, and to the Board of Directors and the Board’s Finance and Risk Committee on a quarterly basis.

Risk information

For a supplementary and expanded account of the market risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2024”, available on the Company’s website (and does not form part of this annual report).

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2024		2023
		of which, financial		of which, financial
		instruments measured		instruments measured
		at fair value through		at fair value through
Skr mn	Total	profit or loss	Total	profit or loss
Foreign currency	-53	206	-159	142
Swedish kronor	-124	83	-160	55
Total	-177	289	-319	197

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1 percent).

	2024		2023
		of which, financial		of which, financial
		instruments measured		instruments measured
		at fair value through		at fair value through
Skr mn	Total	profit or loss	Total	profit or loss
Foreign currency	159	-205	311	-128
Swedish kronor	172	-82	240	-53
Total	331	-287	551	-181

Assets, liabilities and derivatives denominated in foreign currency

Assets, liabilities and derivatives denominated in foreign currency (meaning currencies other than Swedish kronor) have been translated to Swedish kronor using the exchange rates applying at year-end between the currency concerned and Swedish kronor. The relevant exchange rates for the currencies representing the largest shares in the Group’s net assets and net liabilities in the balance sheet were as shown in the table below (expressed in Swedish kronor per unit of the particular foreign currency). Share at year end is the share of the total volume of assets and liabilities denominated in foreign currency. Currency positions at year-end are the net for each currency of all assets and liabilities in the balance sheet. The figures shown are carrying amounts.

	December 31, 2024			December 31, 2023
	Exchange		Currency positions	Exchange		Currency positions
Currency	rate	Share (%)	(Skr mn)	rate	Share (%)	(Skr mn)
EUR	11.4822	1.2	297	11.1091	0.0	-2
USD	11.0488	0.8	-210	10.0332	1.7	-423
AUD	6.8684	0.7	187	6.8410	1.1	271
MXN	0.5406	0.4	-107	0.5938	0.5	-116
GBP	13.8574	0.2	-59	12.7874	0.3	-62
BRL	1.7876	0.1	-19	2.0687	0.3	-62
CHF	12.1929	0.0	11	11.9767	0.3	62
Other	—	0.8	-50	—	1.1	-78
Total foreign currency position		4.2	50		5.3	-410

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 47 million (year-end 2023 Skr -7 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts.

Skr mn	December 31, 2024	December 31, 2023
Total assets	368,094	365,929
of which, denominated in foreign currencies	312,313	233,855
Total liabilities	343,522	343,083
of which, denominated in foreign currencies	312,265	234,264

Liquidity risk

For a description of the risk category, risk strategy, risk profile and risk appetite, see the detailed risk statement in Note 29.

Risk management

SEK’s Board has overall responsibility for liquidity risk and establishes policy documents for liquidity risk management. In addition, the CEO establishes instructions for operational management. The Chief Risk Officer decides on methods for how liquidity risks should be calculated and proposes changes in limit structure in connection with the review of the risk appetite and other limits. Liquidity risk is managed operationally by the Treasury function.

Borrowed funds not yet used to finance credits are mainly invested in interest-bearing securities. The management of liquidity investments is regulated in the financing- and liquidity strategy established by the Board’s Finance and Risk Committee. The liquidity investments consists of the liquidity reserve and other investments, which together constitute SEK’s liquidity portfolio. SEK’s liquidity investments should primarily consist of high quality assets and SEK should avoid selling assets prematurely by investing in liquidity investments at an overall level with maturities that are aligned with the expected timing of payments. The liquidity reserve, in which only securities regarded as highly liquid are included, accounts for a large portion of SEK’s liquidity investments. The purpose of the liquidity reserve is to safeguard SEK’s short-term solvency, and to fulfill the Company’s requirement for the minimum liquidity coverage ratio (LCR).

SEK’s borrowing strategy is regulated in the financing- and liquidity strategy, which is established by the Board’s Finance and Risk Committee. To secure access to substantial volumes of long-term borrowing, SEK issues bonds with different structures, currencies and maturities. SEK also issues bonds in many different geographic markets. To secure access to short-term borrowing, SEK has borrowing programs for securities with maturities of less than one year, including a U.S Commercial Paper Program (UCP) and a European Commercial Paper program (ECP).

SEK has a contingency plan for the management of liquidity crises, which is issued by the CEO. The plan describes what constitutes a liquidity crisis according to SEK and what actions SEK should take if such a crisis is deemed to have occurred.

ESG-related risks can impact liquidity risks directly, through transmission channels like limitation to raise funds or difficulties to divest liquid assets, or indirectly in the form of increased drawdowns on credit lines from customers. Considering SEK’s assets, the conclusion is that ESG-risks currently does not have a significant impact on SEK’s liquidity risk.

Risk measurement

Short-term liquidity risk is monitored through measurement of the liquidity coverage ratio (LCR), which shows SEK’s high-liquidity assets in relation to the Company’s net cash outflows within 30 calendar days. In addition, SEK monitors an internal survival horizon measure to ensure good liquidity capacity in times of stress. SEK’s policy for long-term structural liquidity risk is not to accept refinancing risk on an aggregated level, excluding LCR assets. The relationship between borrowing, including equity, and lending over time is forecasted. Furthermore, the net stable funding ratio (NSFR) is also calculated. The NSFR measures the volume of available stable funding in relation to the need for stable funding. SEK also performs liquidity risk stress tests regularly and also analyzes cash flow forecasts in different scenarios.

Risk monitoring

Liquidity risk is monitored through regular analysis and reporting to the Executive Committee, the Board’s Finance and Risk Committee, the Board of Directors and the Treasury function. Reports are submitted to the Board on a regular basis and cover monitoring of LCR, NSFR, internal metrics, liquidity portfolio composition and liquidity risk stress tests.

Risk information

For a supplementary and extended disclosure of the liquidity and funding risk-related information, please refer to the separate risk report, ”Capital Adequacy and Risk Management (Pillar 3) Report 2024”, available on the Company’s website (and does not form part of this annual report).

Liquidity reserve[1]

	December 31, 2024
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	25.3	11.0	8.0	6.3	—
Securities issued or guaranteed by municipalities or other public entities	18.3	7.1	3.8	7.4	—
Covered bonds issued by other institutions	13.1	13.1	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	57.7	32.2	11.8	13.7	—

	December 31, 2023
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	24.1	8.0	3.9	11.9	0.3
Securities issued or guaranteed by municipalities or other public entities	16.5	5.0	4.7	6.8	—
Covered bonds issued by other institutions	12.7	12.7	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	54.3	26.7	8.6	18.7	0.3
1	The liquidity reserve is a part of SEK’s liquidity investments.

Liquidity investments by remaining maturity

Percent	Dec 31, 2024	Dec 31, 2023
< 1 year	78	82
1 year - 3 years	18	18
> 3 years	4	—

Key figures for liquidity risk

Percent	Dec 31, 2024	Dec 31, 2023
LCR	583	494
NSFR	129	131

Liquidity investments by exposure type

Percent	Dec 31, 2024	Dec 31, 2023
States and multilateral development banks	42	45
Local governments	29	29
Covered bonds	21	22
Financial institutions	7	3
Corporates	1	—

Contractual flows

	December 31, 2024
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	5,221	—	—	—	—	—	5,221	-2	5,219
Treasuries/government bonds	552	2,712	919	—	—	—	4,183	-33	4,150
Other interest-bearing securities except loans	11,769	11,371	16,883	11,513	2,657	—	54,193	-1,350	52,843
Loans in the form of interest -bearing securities	164	1,212	8,677	15,835	13,352	18,912	58,152	-9,426	48,726
Loans to credit institutions	3,318	229	1,653	1,848	1,842	7,447	16,337	-2,808	13,529
Loans to the public	6,110	11,919	43,236	85,530	43,302	62,657	252,754	-28,400	224,354
Derivatives	924	480	2,795	3,799	2,109	2,616	12,723	-2,080	10,643
of which cash inflow in currency derivatives	4,930	5,250	34,440	29,660	9,062	7,185	90,527
of which cash outflow in currency derivatives	-4,654	-5,007	-32,313	-27,940	-8,557	-6,982	-85,453
Shares	—	—	—	—	—	20	20	0	20
Total	28,058	27,923	74,163	118,525	63,262	91,652	403,583	-44,099	359,484
of which derivatives in hedge relationship	-132	-371	-509	1,479	644	1,259	2,370	-397	1,973

	December 31, 2024
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-8,607	—	—	—	—	—	-8,607	0	-8,607
Debt securities issued	-8,413	-14,509	-80,112	-143,615	-51,727	-63,353	-361,729	45,341	-316,388
Derivatives	36	-493	-1,219	-920	-1,054	-685	-4,335	-892	-5,227
of which cash inflow in currency derivatives	131	6,485	8,671	5,125	5,615	1,783	27,810
of which cash outflow in currency derivatives	-220	-6,958	-9,782	-5,933	-6,638	-2,188	-31,719
Total	-16,984	-15,002	-81,331	-144,535	-52,781	-64,038	-374,671	44,449	-330,222
of which derivatives in hedge relationship	-17	-240	-823	-485	-980	-460	-3,005	81	-2,924
Commitments
Committed undisbursed loans	-1,232	-6,818	-16,325	-19,775	1,384	42,766
Liquidity surplus (+)/ deficit (-)	9,842	6,103	-23,493	-45,785	11,865	70,380	28,912
Accumulated liquidity surplus (+)/deficit (-)	9,842	15,945	-7,548	-53,333	-41,468	28,912	28,912

In addition to the instruments in the Statement of Financial Position and committed undisbursed loans, SEK has additional available funds consisting of a credit facility with the Swedish National Debt Office, see Note 27. With regard to deficits in cash flow with maturities between one and three years and three and five years, SEK intends to refinance these through borrowing on the financial market.

Assets with repayments subject to notice are assumed to occur on the maturity date. Derivatives with payments subject to notice are assumed to be repaid on the maturity date regardless of whether SEK or the counterparty has the right to invoke repayments. Liabilities where only SEK has the right to early repayments are assumed to be repaid on the maturity date. Embedded financial derivatives in financial assets and liabilities have been handled in the same way as its host contract. It is unlikely that the applied precautionary principle regarding cash flows on derivatives will be a real outcome. Cash collateral according to collateral agreements for derivative contracts is assumed to mature within the first maturity interval. Differences between book values and future cash flows for financial assets and financial liabilities are reported in the column “Discount effect”. The following items other than financial instruments have an approximate expected recovery time of less than 12 months: other assets; prepaid expenses; accrued revenue; other liabilities; accrued expenses; and prepaid revenue. All other balance sheet items other than financial instruments have an approximate expected recovery time of 12 months or more.

The amounts above include interest, except for committed undisbursed loans.

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	3,483	—	—	—	—	—	3,483	-1	3,482
Treasuries/government bonds	–	9,364	2,277	—	—	—	11,641	-116	11,525
Other interest -bearing securities except loans	11,646	12,476	7,826	10,590	—	—	42,538	-977	41,561
Loans in the form of interest-bearing securities	309	2,003	7,822	22,951	10,926	16,338	60,349	-9,122	51,227
Loans to credit institutions	11,681	135	1,717	1,777	944	4,389	20,643	-1,634	19,009
Loans to the public	7,672	9,948	42,957	86,141	43,403	63,114	253,235	-29,070	224,165
Derivatives	59	-55	-1,095	3,250	2,772	3,055	7,986	-1,554	6,432
of which cash inflow in currency derivatives	364	5,406	2,927	8,798	10,098	9,828	37,421
of which cash outflow in currency derivatives	-344	-5,363	-2,885	-8,151	-8,970	-9,000	-34,713
Shares	—	—	—	—	—	—	—	—	—
Total	34,850	33,871	61,504	124,709	58,045	86,896	399,875	-42,474	357,401
of which derivatives in hedge relationship	-103	-624	-3,007	1,495	1,711	2,031	1,503	-697	806

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-3,628	—	—	—	—	—	-3,628	—	-3,628
Debt securities issued	-4,381	-30,826	-54,853	-159,014	-55,627	-56,548	-361,249	47,141	-314,108
Derivatives	-1,543	-1,919	-3,165	-2,805	-618	-1,372	-11,422	-1,215	-12,637
of which cash inflow in currency derivatives	8,391	12,358	39,175	29,220	3,285	2,237	94,666
of which cash outflow in currency derivatives	-9,283	-13,803	-42,143	-31,770	-3,577	-2,866	-103,442
Total	-9,552	-32,745	-58,018	-161,819	-56,245	-57,920	-376,299	45,926	-330,373
of which derivatives in hedge relationship	-37	-250	-1,014	-1,125	-189	-817	-3,432	264	-3,168
Commitments
Committed undisbursed loans	-2,188	-1,043	-15,063	-19,071	-2,843	40,208
Liquidity surplus (+)/ deficit (-)	23,110	83	-11,577	-56,181	-1,043	69,184	23,576
Accumulated liquidity surplus (+)/deficit (-)	23,110	23,193	11,616	-44,565	-45,608	23,576	23,576

Operational risk

For a description of the risk category, risk strategy, risk profile and risk appetite, refer to the detailed risk statement in Note 29.

Risk management

All of SEK’s operations are exposed to operational risks. The overall strategy is to reduce operational risks that arise from the business strategy. Costs to reduce operational risks must be in reasonable proportion to the expected impact of the risk-reduction measures.

Primary function managers are responsible for effective management of operational risk within their own function. To support operational risk management, the company works in compliance with SEK’s risk framework and policy documents.

SEK manages operational risk in its operations through so-called key risk indicators. The key risk indicators are identified by responsible functions in consultation with the Risk function, based on both the ongoing management of operational risks within the organization and reported incidents. When a threshold in a key risk indicator is exceeded, a warning is issued regarding a potential increase in operational risk in the business. When the value in a key risk indicator surpasses the threshold, the risk-responsible function conducts a documented analysis to determine whether actions are needed to manage the potential increased risk, and if so, what those actions should be.

Risk identification

The function managers are responsible for ensuring that personnel within their own function are aware of and can identify risks and emerging risks.

SEK conducts risk and control self-assessments (RCSA) to identify and measure risks in, for example, products, services, functions, processes, ICT assets and arrangements with third parties regardless of whether these arrangements are outsourcing solutions or not. The risks identified are based on cause, event and impact and are mapped and categorized in accordance with the risk types defined in SEK’s risk taxonomy. Risks are identified based on knowledge and experience of what can go wrong in a process. Internal observations, business environment monitoring, incident reports and audit reports are used to support risk identification.

Examples of causes and factors that could lead to operational risks include dependence on individuals, lack of resources, poor cybersecurity, increased security threats, ICT vulnerabilities or vulnerabilities in or from unsupported systems. Environmental, social and governance related factors (ESG factors) could also result in operational risks by, for example, leading to legal risks or reporting risk.

All of SEK’s employees are responsible for reporting incidents that have occurred. Reported incidents are regularly followed up on and evaluated either by the risk function or the compliance function. If an incident leads to serious disruptions that result in a loss of operational ability in any of SEK’s material processes or critical or important capabilities, it is managed in accordance with prepared continuity plans. If an incident or event takes place that is defined as a crisis, it is managed in accordance with SEK’s crisis plan. Any events of material significance including ICT incidents are reported to the Swedish Finansinspektionen (the Swedish FSA) within set time frames.

Risk identification also takes place through SEK’s New Product Approval Process (NPAP). The NPAP is used for the approval of new or materially changed products, services, markets, processes, ICT systems and major changes to the Company’s operations and organization. The NPAP enables SEK to prevent the Company from unknowingly taking on risks that it is unable to manage.

Risk measurement

SEK measures the risk level for operational risk using its risk and control self-assessments (RCSA), including an evaluation matrix. Identified operational risks are measured by the likelihood of the risk occurring and the financial, compliance and reputational impact/consequence. Operational risks are measured both gross (before risk-reduction measures) and net (after risk-reduction measures).

A comprehensive measurement of SEK’s operational risks is also conducted each quarter. The measurement is conducted with a top-down approach and on an expert-based level but takes into account bottom-up risks that are continually identified by the organization through RCSAs.

Risk control

SEK’s framework for internal control follows the COSO framework’s principles, and is based on five main components: Governance and the Control Environment, Risk Assessment, Information and Communication, and Monitoring Activities. The aim of SEK’s framework for internal control is to ensure that operations and control functions are efficient and appropriate, that operations are conducted in a responsible manner, that the financial and non-financial information reported is reliable, and that internal and external regulations are complied with.

Risk information

For a supplementary and expanded account of the operational risk-related information, refer to the separate risk report, ”Capital Adequacy and Risk Management (Pillar 3) Report 2024”, available on the Company’s website (and does not form part of this annual report).

Environmental and Social risk (impact perspective) (“Sustainability risk”) and Governance risk

For a description of the risk categories, risk strategy, risk profile and risk appetite, refer to the detailed risk statement in Note 29.

Risk governance

The sustainable finance policy and the CEO’s instruction for the management of sustainability risk ensure that SEK manages sustainability risks in compliance with internal and external rules.

The anti-corruption policy provides guidelines for efforts against corruption. Managing risks related to financial crime in accordance with applicable internal and external regulations is regulated in the instructions pertaining to measures against money laundering and financing of terrorism as well as compliance with international sanctions.

SEK governs business development by, utilizing risk-reduction capabilities and controlling the development of risks over time to ensure that the business activities are kept within the established risk appetite for sustainability and governance risks. Conflicts between financial, social and environmental goals are to be handled to the best of our ability, but with no significant harm to any of the goals.

Risk identification and measurement

Each year, SEK performs comprehensive risk assessments in the areas of sustainability and governance risk management. SEK’s sustainability and governance risks are mainly found in credit granting but also in borrowing, liquidity investment, the procurement process and in own operations.

SEK applies a risk-based approach to its assessment of the risks on a case-by-case basis for business deals and transactions. This means that analysis and risk-reduction measures are adapted to the risk outlook and are more detailed for transactions that are deemed to have higher inherent risk, irrespective of the buyer, country, transaction amount, credit period or type of financial product. The main focus of sustainability risk assessments is the activity where the product or service is to be used. An assessment of the capacity of the parties to manage risks is conducted in the event of high sustainability risks. In project-related financing, evaluations are also performed, where applicable, of the project company’s and the end-user’s respective capacities to manage sustainability and governance risks. SEK expects the party concerned to act on a sustainable basis in accordance with international guidelines.

The potential risk of SEK financing operations and projects that negatively impact sustainability and governance matters is identified on country, counterparty and transaction level.

Country — Countries are classified according to the risk of corruption, negative impact on human rights including working conditions and the risk of money laundering, financing of terrorism and lack of tax transparency.

Counterparty — Checks are conducted as part of know your customer, including checks of ownership and checks against international sanction lists, as well as whether the counterparty has been involved in sustainability-related incidents. Sustainability risks are identified and assessed based on industry including financed product or service.

Transaction – i) Projects and project-related financing are classified based on their potential societal and environmental impact according to the OECD’s Common Approaches for Officially Supported Export Credits and Environmental and Social Due Diligence or the Equator Principles. Category A projects potentially have a material impact, category B projects potentially have some impact, and category C projects have little or no potential impact. ii) Other business transactions are analyzed to assess the risk of corruption, negative environmental or climate impact, negative effects on human rights and working conditions, and the risk of money laundering, financing of terrorism and tax non-transparency.

Risk control

Checks for sustainability and governance-related risks have been implemented through SEK’s internal control framework to reduce material risks in operations. The first line is responsible for designing, implementing and applying the checks in the daily operations. The independent control functions are responsible for testing the design, implementation and operational efficiency of the checks and reporting the results of the control testing to the Board, the Board’s Finance and Risk Committee, the Board’s Audit Committee and the CEO.